Investment Accounted for Using the Equity Method and Put Right Liabilities	12 Months Ended
Dec. 31, 2020
Investment Accounted For Using The Equity Method And Put Right Liabilities [Abstract]
Investment Accounted for Using the Equity Method and Put Right Liabilities
9
. INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES
(a) Investment accounted for using the equity method
I-Mab
Hangzhou, incorporated on June 16, 2019, was a wholly owned subsidiary of
I-Mab
Hong Kong with registered capital of US$30 million, which was paid up by
I-Mab
Hong Kong on September 14, 2020.
On September 15, 2020 (the “Closing Date”),
I-Mab
Hong Kong entered into an equity transfer and investment agreement (the “SPA”) with (i) a limited partnership jointly established by the management of
I-Mab
Hangzhou to hold restricted equity of
I-Mab
Hangzhou issued to the management (“Management Holdco”), (ii) a limited partnership established to hold the shares of
I-Mab
Hangzhou for future equity incentive plan (“ESOP Holdco”) and (iii) a group of domestic investors in China (“Domestic Investors”).
In accordance with the terms of the SPA,

(i)
I-Mab
Hong Kong agreed to assign all rights and obligations/ownership of certain drug candidates in different stages of development (“Target Pipelines”) to
I-Mab
Hangzhou as of the Closing Date as well as to transfer employment of a team of designated management/workforce to
I-Mab
Hangzhou. The Target Pipelines were evaluated by an independent valuer, with a total value of US$105 million as of the Closing Date;

(ii)
Management Holdco would acquire 10% of the equity of
I-Mab
Hangzhou from
I-Mab
Hong Kong with no consideration. The
10
% equity is represented by
I-Mab
Hangzhou’s registered capital of US$3 million, and that after acquiring such equity, Management Holdco is committed to pay US$3 million in cash to
I-Mab
Hangzhou to fulfil its capital contribution obligations in a period of four years starting from the Closing Date;

(iii)
ESOP Holdco would acquire 5% of the equity of
I-Mab
Hangzhou from
I-Mab
Hong Kong with no consideration. The
5
% equity is represented by
I-Mab
Hangzhou’s registered capital of US$1.5 million. All of such equity would be used for
I-Mab
Hangzhou’s future equity incentive plan.

(iv)
Domestic Investors would acquire a total of 40% of the equity of
I-Mab
Hangzhou from
I-Mab
Hong Kong with no consideration. The
40
% equity is represented by
I-Mab
Hangzhou’s registered capital of US$12 million, and after acquiring such equity of
I-Mab
Hangzhou, Domestic Investors would pay US$120 million collectively in cash to
I-Mab
Hangzhou to fulfil its capital contribution obligations.

(a) Investment accounted for using the equity method (continued)
Upon closing of the SPA, the registered capital of I-Mab Hangzhou remained to be
 US$30
million. As of December 31, 2020, among the total
25,500,000 outstanding shares of
I-Mab
Hangzhou, 13,500,000 shares were held by
I-Mab
H
ong Kong
 while the remaining 12,000,000
shares was held by Domestic Investors.
Shares subscribed by Management Holdco and ESOP Holdco, in the total number of 4,500,000, have not yet been purchased by or issued to Management Holdco and ESOP Holdco as of December, 31, 2020.
Once all the
se 4,500,000
 subscribed shares of I-Mab Hangzhou are purchased

by

or issued to Management Holdco and ESOP Holdco, the equity interest in I-Mab Hangzhou held by I-Mab Hong Kong, Domestic Investors, Management Holdco and ESOP Holdco would be
 45%, 40%, 10% and 5% respectively
.
On the same day,
I-Mab
Hong Kong also entered into a shareholders agreement with the aforementioned investors (the “SHA”). According to the SHA and
I-Mab
Hangzhou’s articles of association, the board of directors of
I-Mab
Hangzhou shall be composed of seven directors. The directors shall be elected in the following ways:
I-Mab
Hong Kong is entitled to appoint three directors, including the chairman of the board of directors, as well as nominate one independent director; the Management Holdco is entitled to appoint one director; two non-related
entities of the Domestic Investors are entitled to appoint one director respectively (“Investors Directors”). Each director of the board of directors shall have one vote.
I-Mab
Hong Kong, Management Holdco and ESOP Holdco agree to act in concert, as long as each of Management Holdco and ESOP Holdco respectively holds equity in
I-Mab
Hangzhou, when exercising the rights as a shareholder.
As a result of the above transactions,
I-Mab
Hangzhou became an affiliate of the Group on the Closing Date in accordance with ASC 810 since
I-Mab
Hangzhou meets the definition of a business under ASC 805. In accordance with ASC
810-10,
I-Mab
Hangzhou is a variable interest entity, and no shareholder shall consolidate
I-Mab
Hangzhou under VIE model as neither party have the power to direct all the activities that most significantly impact the economic performance of
I-Mab
Hangzhou. Therefore, the Group deconsolidated
I-Mab
Hangzhou and retained significant influence in
I-Mab
Hangzhou. The investment was accounted for using the equity method. The retained investment in the common stock of
I-Mab
Hangzhou was initially measured at fair value in accordance with ASC
810-10-40.
The Group determined the fair value of its retained equity interest with the assistance of an independent third-party valuation firm. The Group used equity allocation model to estimate the fair value of the investment. The fair value as of the Closing Date was US$112,039 (equivalent to approximately RMB764,352), which reflected the fact that the shares subscribed by Management Holdco and ESOP Holdco were not issued and outstanding as of the Closing Date.
A gain of RMB407,598 million was recognized as a result of the deconsolidation. The gain represented the difference between:

i)	The fair value of the retained noncontrolling investment in I-Mab Hangzhou at the Closing Date; and

ii)	The aggregate of all of the following:

a)	the carrying amount of transferred intellectual property related to TJ102 at the Closing Date (see Note 7 );

b)	the fair value of the put right liabilities written by I-Mab Hong Kong to Domestic Investors;

c)	the carrying amount of I-Mab Hangzhou’s net assets at the Closing Date .
(a) Investment accounted for using the equity method (continued)

Subsequently, pursuant to the
I-Mab
Hangzhou’s articles of association, the Group applies the HLBV method to allocate earnings or losses of
I-Mab
Hangzhou because the liquidation rights and priorities sufficiently differ from what is reflected by the underlying percentage ownership interests. For the period from September 15, 2020 to December 31, 2020, the Group recognized RMB67,425 in equity in loss of an affiliate in the consolidated statements of comprehensive income.
The purchase price of US$3 million committed by Management Holdco under SPA, representing 10% of the equity of I-Mab Hangzhou, is significantly lower than the fair value of the corresponding subscribed shares as of the Closing Date. The excess is considered as share-based compensation to the I-Mab Hangzhou’s management for the services to be used or consumed in the I-Mab Hangzhou’s own operations. The share-based compensation is considered granted upon the Closing Date and cliff vests after five years of service since the Closing Date. Consequently, the Group recognizes its proportionate share of the compensation expense recorded by I-Mab Hangzhou. For the period from September 15, 2020 to December 31, 2020, the amount included in the equity in loss of an affiliate in the Group’s consolidated statements of comprehensive income is RMB8,456.
Along with the equity transfer transaction, the team of designated management/workforce transferred from the Group to I-Mab Hangzhou consists of several grantees under the Group’s 2020 Share Incentive Plan (“2020 Plan”, see Note 1
7
(f)). These individuals continued to qualify the definition of the eligible participants under the 2020 Plan after the Closing Date. Meanwhile, there has been no change to any of the award terms. The equity transfer transaction did not trigger the modification accounting to the share-based compensation. Additionally, given that I-Mab Hangzhou became an affiliate to the Group upon deconsolidation, and that the other shareholders of I-Mab Hangzhou are not providing proportionate value to sponsor the 2020 Plan nor is the Group receiving any consideration for the awards granted to employees of I-Mab Hangzhou, the Group is required, under Topic 323, to expense the full costs of share-based compensation as incurred at the same period as the costs are recognized by I-Mab Hangzhou. For the year ended
December 31, 2020, such expenses of
RMB32,707
and was recorded in the equity in loss of an affiliate in the consolidated statements of comprehensive income.
As of December 31, 2020, the carrying value of the Group’s long-term investment measured under equity method was
RMB664,832.
The Group presented the summarized financial information of the Group’s long-term investment measured under equity method below in accordance with Rule 4-08 of Regulation S-X (RMB in thousands).

For the period from September 15 , 2020 to December 31, 2020
Operating data:
Revenue	271
Gross profit	271
Loss from operations	(85,945)
Net Loss	(85,945)

As of December 31,
2020
Balance sheet data:
Current assets	923,010
Non-current assets	810,623
Current liabilities	31,519
Non-current liabilities	10,933
Non-controlling interests	—

(b) Put right liabilities
Pursuant to the SHA, if
I-Mab
Hangzhou fails to close a public offering of
I-Mab
Hangzhou’s shares on the China Stock Exchange’s Science and Technology Innovation Board, Main Board, Small and
Medium-Sized
Enterprise Board, Growth Enterprise Board, or Hong Kong Stock Exchange, U.S. Stock Exchange, or other stock exchanges approved by the shareholders of
I-Mab
Hangzhou in accordance with provisions of the SHA within 4 years after September 15, 2020,
I-Mab
Hong Kong is obligated to repurchase the equity held by Domestic Investors in cash or in
I-Mab’s
stock (subject to the approval procedures of
I-Mab)
within 3 years from the expiration of the
4-year
period after the Closing Date of September 15, 2020.
The put right written by
I-Mab
Hong Kong to Domestic Investors is a freestanding equity-linked instrument, which is classified as a put right liability and is initially measured at fair value. Subsequent changes in fair value are recorded in other income (loss) in the consolidated statements of comprehensive income (loss).
The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (finnerty model) to estimate the fair value of the put right using the following assumptions:

	As of September 15, and September 30,		As of December 31,
	2020		2020
Expected terms (Year)		4		4
Estimated volatility		55.2%		55.9%
Spot price	US$	143,401	US$	143,804
Probability of triggering event for redemption option		65%		65%
The model requires the input of highly subjective assumptions including the expected terms, estimated volatility, spot price and probability of triggering event for redemption option. Expected terms is estimated based on the timing of a hypothetical redemption event which is assumed to be the earlier of expected redemption date or expected public offering date. Expected volatility is estimated based on daily stock prices of the comparable company for a period with length commensurate to the expected terms of redemption event. The spot price was determined with assistance from an independent third-party valuation firm. The Group’s management is ultimately responsible for the determination of the spot price and probability of triggering event for redemption option.
Significant decreases in interval between valuation date and maturity date, estimated volatility, spot price and probability of triggering event for redemption option would result in a significantly lower fair value measurement.